Stock-Based Compensation - Schedule of Information Related to Stock Options (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Stock-Based Compensation [Abstract]
Options, Outstanding Balance	587,975
Weighted Average Exercise Price, Outstanding Balance	$ 2.08
Intrinsic Value, Outstanding Balance	$ 1,127,211
Options, Granted		587,975
Weighted Average Exercise Price, Granted		$ 2.08
Options, Exercised
Weighted Average Exercise Price, Exercised
Options, Forfeited
Weighted Average Exercise Price, Forfeited
Options, Outstanding Balance	587,975	587,975
Weighted Average Exercise Price, Outstanding Balance	$ 2.08	$ 2.08
Intrinsic Value, Outstanding Balance	$ 1,127,211	$ 1,127,211
Options, Exercisable
Weighted Average Exercise Price, Exercisable
Intrinsic Value, Exercisable
Options, Exercisable and expected to vest
Weighted Average Exercise Price, Exercisable and expected to vest
Intrinsic Value, Exercisable and expected to vest